Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000252534 [Member]
Shareholder Report [Line Items]
Fund Name	Intelligent Alpha Atlas ETF (formerly known as Intelligent Livermore ETF)
Class Name	Intelligent Alpha Atlas ETF (formerly known as Intelligent Livermore ETF)
Trading Symbol	GPT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Intelligent Alpha Atlas ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://iaetfs.com/etf/. You can also request this information by contacting us at (215) 330-4476.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://iaetfs.com/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 21,820,112
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 68,569
Investment Company, Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$21,820,112	Advisory Fees	$68,569
# of Portfolio Holdings	63	Portfolio Turnover Rate*	155%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	22.1%
Consumer Discretionary	14.0%
Utilities	13.6%
Materials	12.4%
Information Technology	12.1%
Health Care	9.8%
Communication Services	8.7%
Financials	3.5%
Energy	2.8%
Real Estate	0.8%
Investments Purchased with Proceeds from Securities Lending	16.9%
Cash and Cash Equivalents	(16.7)%

TOP 10 HOLDINGS (as a % of Net Assets)
Vistra Corp.	5.1%
Vertiv Holdings Co. - Class A	3.6%
Constellation Energy Corp.	3.6%
NVIDIA Corp.	3.5%
Deutsche Lufthansa AG - ADR	3.5%
GSK PLC - ADR	3.2%
Tencent Holdings Ltd. - ADR	3.2%
First Solar, Inc.	3.0%
Prosus NV - ADR	2.7%
TopBuild Corp.	2.6%

C000256040 [Member]
Shareholder Report [Line Items]
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iaetfs.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.